                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21780
-------------------------------------------------------------------------------

                              MFS SERIES TRUST XII
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: April 30
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

MFS(R) Mutual Funds

SEMIANNUAL REPORT

------------                               -----------------------------

  10/31/05                                    MFS(R) LIFETIME FUNDS

------------                               -----------------------------

-------------------------------------------------------------------------------



-------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NOT FDIC INSURED        MAY LOSE VALUE       NO BANK OR CREDIT UNION GUARANTEE       NOT A DEPOSIT
                     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF
--------------------------------------------------------------------------------------------------

MFS(R) LIFETIME FUNDS                                                  10/31/05

MFS LIFETIME RETIREMENT INCOME FUND
The fund seeks total return through a combination of current income and capital appreciation.

MFS LIFETIME 2010 FUND
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

MFS LIFETIME 2020 FUND
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

MFS LIFETIME 2030 FUND
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

MFS LIFETIME 2040 FUND
The fund seeks a high level of total return consistent with its asset allocation until the approximate retirement year in the fund's name; thereafter, the fund will seek total return through a combination of current income and capital appreciation.

THIS REPORT HAS BEEN PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

TABLE OF CONTENTS
----------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------
PORTFOLIO COMPOSITION                              2
----------------------------------------------------
EXPENSE TABLES                                     4
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              11
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     20
----------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT     26
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             28
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    28
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              MFS Lifetime Retirement Income Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            70.0%
              U.S. Stock Funds                           20.0%
              Money Market Funds                         10.0%


              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            68.4%
              U.S. Stock Funds                           19.5%
              Money Market Funds                          9.8%
              Cash & Other Net Assets                     2.3%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.5%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  14.7%
              ------------------------------------------------
              MFS Research Fund                           9.8%
              ------------------------------------------------
              MFS Inflation-Adjusted Bond Fund            9.8%
              ------------------------------------------------
              MFS Government Securities Fund              9.8%
              ------------------------------------------------
              MFS Money Market Fund                       9.8%
              ------------------------------------------------
              MFS Value Fund                              9.7%
              ------------------------------------------------
              MFS Floating Rate High Income Fund          9.7%
              ------------------------------------------------
              MFS Research Bond Fund                      4.9%
              ------------------------------------------------
              Cash & Other Net Assets                     2.3%
              ------------------------------------------------

              MFS Lifetime 2010 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Bond Funds                            50.0%
              U.S. Stock Funds                           35.0%
              Money Market Funds                         10.0%
              International Stock Funds                   5.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Bond Funds                            49.1%
              U.S. Stock Funds                           35.2%
              Money Market Funds                          9.9%
              International Stock Funds                   4.8%
              Cash & Other Net Assets                     1.0%

              PORTFOLIO HOLDINGS

              MFS Limited Maturity Fund                  19.7%
              ------------------------------------------------
              MFS Research Fund                          15.1%
              ------------------------------------------------
              MFS Value Fund                             15.1%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                  14.7%
              ------------------------------------------------
              MFS Money Market Fund                       9.9%
              ------------------------------------------------
              MFS Government Securities Fund              9.8%
              ------------------------------------------------
              MFS Strategic Growth Fund                   5.0%
              ------------------------------------------------
              MFS Research Bond Fund                      4.9%
              ------------------------------------------------
              MFS Research International Fund             4.8%
              ------------------------------------------------
              Cash & Other Net Assets                     1.0%
              ------------------------------------------------

              MFS Lifetime 2020 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           60.0%
              International Stock Funds                  20.0%
              U.S. Bond Funds                            20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           59.3%
              U.S. Bond Funds                            19.9%
              International Stock Funds                  19.6%
              Money Market Funds                          0.1%
              Cash & Other Net Assets                     1.1%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  14.8%
              ------------------------------------------------
              MFS Value Fund                             14.8%
              ------------------------------------------------
              MFS Research International Fund            14.7%
              ------------------------------------------------
              MFS Research Fund                          10.0%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                     9.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                      9.8%
              ------------------------------------------------
              MFS Research Bond Fund                      9.8%
              ------------------------------------------------
              MFS Government Securities Fund              5.0%
              ------------------------------------------------
              MFS High Income Fund                        4.9%
              ------------------------------------------------
              MFS International New Discovery Fund        4.9%
              ------------------------------------------------
              MFS Intermediate Investment Grade
              Bond Fund                                   0.2%
              ------------------------------------------------
              MFS Money Market Fund                       0.1%
              ------------------------------------------------
              Cash & Other Net Assets                     1.1%
              ------------------------------------------------

              PORTFOLIO COMPOSITION

              MFS Lifetime 2030 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.3%
              International Stock Funds                  19.0%
              Cash & Other Net Assets                     1.7%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.8%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    15.0%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.8%
              ------------------------------------------------
              MFS Value Fund                             14.8%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS Research International Fund             9.5%
              ------------------------------------------------
              MFS International New Discovery Fund        9.5%
              ------------------------------------------------
              MFS New Discovery Fund                      5.0%
              ------------------------------------------------
              Cash & Other Net Assets                     1.7%
              ------------------------------------------------

              MFS Lifetime 2040 Fund

              PORTFOLIO TARGET ALLOCATION

              U.S. Stock Funds                           80.0%
              International Stock Funds                  20.0%

              PORTFOLIO ACTUAL ALLOCATION

              U.S. Stock Funds                           79.0%
              International Stock Funds                  19.4%
              Cash & Other Net Assets                     1.6%

              PORTFOLIO HOLDINGS

              MFS Strategic Growth Fund                  19.7%
              ------------------------------------------------
              MFS Mid Cap Growth Fund                    14.9%
              ------------------------------------------------
              MFS Mid Cap Value Fund                     14.8%
              ------------------------------------------------
              MFS Value Fund                             14.8%
              ------------------------------------------------
              MFS Research Fund                           9.9%
              ------------------------------------------------
              MFS Research International Fund             9.7%
              ------------------------------------------------
              MFS International New Discovery Fund        9.7%
              ------------------------------------------------
              MFS New Discovery Fund                      4.9%
              ------------------------------------------------
              Cash & Other Net Assets                     1.6%
              ------------------------------------------------

Percentages are based on net assets as of 10/31/05.

The portfolios are actively managed, and current holdings may be different.

EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
SEPTEMBER 29, 2005 THROUGH OCTOBER 31, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 29, 2005 through October 31, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these transactional and indirect costs were included, your costs would have been higher.

MFS LIFETIME RETIREMENT INCOME FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     9/29/05-
Share Class                 Ratio       9/29/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00          $995.40         $0.41
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00        $1,004.11         $0.41
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $994.80         $0.99
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $994.80         $0.99
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00          $995.70         $0.09
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00        $1,004.43         $0.09
--------------------------------------------------------------------------------
           Actual           1.20%     $1,000.00          $994.70         $1.08
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.20%     $1,000.00        $1,003.44         $1.09
--------------------------------------------------------------------------------
           Actual           0.85%     $1,000.00          $995.00         $0.77
    R2     ---------------------------------------------------------------------
           Hypothetical*    0.85%     $1,000.00        $1,003.75         $0.77
--------------------------------------------------------------------------------
           Actual           0.75%     $1,000.00          $995.10         $0.68
    R3     ---------------------------------------------------------------------
           Hypothetical*    0.75%     $1,000.00        $1,003.84         $0.68
--------------------------------------------------------------------------------
           Actual           0.50%     $1,000.00          $995.40         $0.45
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.50%     $1,000.00        $1,004.07         $0.45
--------------------------------------------------------------------------------
           Actual           0.20%     $1,000.00          $995.60         $0.18
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.20%     $1,000.00        $1,004.34         $0.18
--------------------------------------------------------------------------------

MFS LIFETIME 2010 FUND
--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     9/29/05-
Share Class                 Ratio       9/29/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00          $996.00         $0.41
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00        $1,004.11         $0.41
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $995.00         $0.99
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $995.00         $0.99
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00          $996.00         $0.09
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00        $1,004.43         $0.09
--------------------------------------------------------------------------------
           Actual           1.20%     $1,000.00          $995.00         $1.08
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.20%     $1,000.00        $1,003.44         $1.09
--------------------------------------------------------------------------------
           Actual           0.85%     $1,000.00          $995.00         $0.77
    R2     ---------------------------------------------------------------------
           Hypothetical*    0.85%     $1,000.00        $1,003.75         $0.77
--------------------------------------------------------------------------------
           Actual           0.75%     $1,000.00          $995.00         $0.68
    R3     ---------------------------------------------------------------------
           Hypothetical*    0.75%     $1,000.00        $1,003.84         $0.68
--------------------------------------------------------------------------------
           Actual           0.50%     $1,000.00          $996.00         $0.45
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.50%     $1,000.00        $1,004.07         $0.45
--------------------------------------------------------------------------------
           Actual           0.20%     $1,000.00          $996.00         $0.18
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.20%     $1,000.00        $1,004.34         $0.18
--------------------------------------------------------------------------------

MFS LIFETIME 2020 FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     9/29/05-
Share Class                 Ratio       9/29/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00          $991.00         $0.41
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00        $1,004.11         $0.41
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $991.00         $0.99
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $991.00         $0.99
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00          $992.00         $0.09
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00        $1,004.43         $0.09
--------------------------------------------------------------------------------
           Actual           1.20%     $1,000.00          $991.00         $1.08
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.20%     $1,000.00        $1,003.44         $1.09
--------------------------------------------------------------------------------
           Actual           0.85%     $1,000.00          $991.00         $0.77
    R2     ---------------------------------------------------------------------
           Hypothetical*    0.85%     $1,000.00        $1,003.75         $0.77
--------------------------------------------------------------------------------
           Actual           0.75%     $1,000.00          $991.00         $0.68
    R3     ---------------------------------------------------------------------
           Hypothetical*    0.75%     $1,000.00        $1,003.84         $0.68
--------------------------------------------------------------------------------
           Actual           0.50%     $1,000.00          $991.00         $0.45
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.50%     $1,000.00        $1,004.07         $0.45
--------------------------------------------------------------------------------
           Actual           0.20%     $1,000.00          $992.00         $0.18
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.20%     $1,000.00        $1,004.34         $0.18
--------------------------------------------------------------------------------

MFS LIFETIME 2030 FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     9/29/05-
Share Class                 Ratio       9/29/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00          $992.00         $0.41
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00        $1,004.11         $0.41
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $991.00         $0.99
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $991.00         $0.99
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00          $992.00         $0.09
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00        $1,004.43         $0.09
--------------------------------------------------------------------------------
           Actual           1.20%     $1,000.00          $991.00         $1.08
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.20%     $1,000.00        $1,003.44         $1.09
--------------------------------------------------------------------------------
           Actual           0.85%     $1,000.00          $992.00         $0.77
    R2     ---------------------------------------------------------------------
           Hypothetical*    0.85%     $1,000.00        $1,003.75         $0.77
--------------------------------------------------------------------------------
           Actual           0.75%     $1,000.00          $992.00         $0.68
    R3     ---------------------------------------------------------------------
           Hypothetical*    0.75%     $1,000.00        $1,003.84         $0.68
--------------------------------------------------------------------------------
           Actual           0.50%     $1,000.00          $992.00         $0.45
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.50%     $1,000.00        $1,004.07         $0.45
--------------------------------------------------------------------------------
           Actual           0.20%     $1,000.00          $992.00         $0.18
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.20%     $1,000.00        $1,004.34         $0.18
--------------------------------------------------------------------------------

MFS LIFETIME 2040 FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     9/29/05-
Share Class                 Ratio       9/29/05        10/31/05       10/31/05
--------------------------------------------------------------------------------
           Actual           0.45%     $1,000.00          $992.00         $0.41
    A      ---------------------------------------------------------------------
           Hypothetical*    0.45%     $1,000.00        $1,004.11         $0.41
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $991.00         $0.99
    B     ----------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           1.10%     $1,000.00          $991.00         $0.99
    C      ---------------------------------------------------------------------
           Hypothetical*    1.10%     $1,000.00        $1,003.53         $1.00
--------------------------------------------------------------------------------
           Actual           0.10%     $1,000.00          $992.00         $0.09
    I      ---------------------------------------------------------------------
           Hypothetical*    0.10%     $1,000.00        $1,004.43         $0.09
--------------------------------------------------------------------------------
           Actual           1.20%     $1,000.00          $991.00         $1.08
    R1     ---------------------------------------------------------------------
           Hypothetical*    1.20%     $1,000.00        $1,003.44         $1.09
--------------------------------------------------------------------------------
           Actual           0.85%     $1,000.00          $992.00         $0.77
    R2     ---------------------------------------------------------------------
           Hypothetical*    0.85%     $1,000.00        $1,003.75         $0.77
--------------------------------------------------------------------------------
           Actual           0.75%     $1,000.00          $992.00         $0.68
    R3     ---------------------------------------------------------------------
           Hypothetical*    0.75%     $1,000.00        $1,003.84         $0.68
--------------------------------------------------------------------------------
           Actual           0.50%     $1,000.00          $992.00         $0.45
    R4     ---------------------------------------------------------------------
           Hypothetical*    0.50%     $1,000.00        $1,004.07         $0.45
--------------------------------------------------------------------------------
           Actual           0.20%     $1,000.00          $992.00         $0.18
    R5     ---------------------------------------------------------------------
           Hypothetical*    0.20%     $1,000.00        $1,004.34         $0.18
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees or indirect expenses of the underlying mutual funds. If these transaction costs and indirect expenses had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05          MFS(R) LIFETIME RETIREMENT INCOME FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.

Mutual Funds - 97.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                  5,801     $     58,592
MFS Government Securities Fund - Class I                                      6,187           58,594
MFS Inflation-Adjusted Bond Fund - Class I                                    5,907           58,594
MFS Intermediate Investment Grade Bond Fund - Class I                         8,896           87,891
MFS Limited Maturity Fund - Class I                                          18,311          117,188
MFS Money Market Fund                                                        58,594           58,594
MFS Research Bond Fund - Class I                                              2,901           29,297
MFS Research Fund - Class I                                                   2,741           58,594
MFS Value Fund - Class I                                                      2,461           58,594
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $589,917)                                          $    585,938
----------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
BNP Paribas Financial, 4.03%, due 11/01/05, at Amortized Cost<         $      2,000     $      2,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $591,917)                                           $    587,938
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 2.0%                                                         11,829
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $    599,767
----------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05          MFS(R) LIFETIME 2010 FUND

Mutual Funds - 99.0%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
MFS Floating Rate High Income Fund - Class I                                     23     $        232
MFS Government Securities Fund - Class I                                      4,885           46,257
MFS Inflation-Adjusted Bond Fund - Class I                                       23              230
MFS Intermediate Investment Grade Bond Fund - Class I                         7,039           69,541
MFS Limited Maturity Fund - Class I                                          14,533           93,012
MFS Money Market Fund                                                        46,644           46,644
MFS Research Bond Fund - Class I                                              2,295           23,180
MFS Research Fund - Class I                                                   3,352           71,671
MFS Research International Fund - Class I                                     1,316           22,747
MFS Strategic Growth Fund - Class I*                                          1,235           23,676
MFS Value Fund - Class I                                                      2,991           71,207
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $472,352)                                          $    468,397
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                          4,654
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $    473,051
----------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05          MFS(R) LIFETIME 2020 FUND

Mutual Funds - 98.9%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                      3,096     $     29,322
MFS High Income Fund - Class I                                                7,612           28,924
MFS Intermediate Investment Grade Bond Fund - Class I                            96              948
MFS International New Discovery Fund - Class I                                1,213           28,640
MFS Mid Cap Growth Fund - Class I*                                            6,510           58,198
MFS Mid Cap Value Fund - Class I                                              4,099           58,041
MFS Money Market Fund                                                           474              474
MFS Research Bond Fund - Class I                                              5,712           57,695
MFS Research Fund - Class I                                                   2,752           58,830
MFS Research International Fund - Class I                                     5,024           86,823
MFS Strategic Growth Fund - Class I*                                          4,549           87,206
MFS Value Fund - Class I                                                      3,653           86,982
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $587,546)                                          $    582,083
----------------------------------------------------------------------------------------------------

Short-Term Obligation - 3.2%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
BNP Paribas Financial, 4.03%, due 11/01/05, at Amortized Cost<         $     19,000     $     19,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $606,546)                                           $    601,083
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (2.1)%                                                      (12,100)
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $    588,983
----------------------------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05          MFS(R) LIFETIME 2030 FUND

Mutual Funds - 98.3%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
MFS Government Securities Fund - Class I                                          7     $         70
MFS High Income Fund - Class I                                                   19               71
MFS International New Discovery Fund - Class I                                1,802           42,570
MFS Mid Cap Growth Fund - Class I*                                            7,552           67,518
MFS Mid Cap Value Fund - Class I                                              4,709           66,675
MFS New Discovery Fund - Class I*                                             1,346           22,300
MFS Research Bond Fund - Class I                                                 14              141
MFS Research Fund - Class I                                                   2,091           44,696
MFS Research International Fund - Class I                                     2,485           42,938
MFS Strategic Growth Fund - Class I*                                          4,646           89,068
MFS Value Fund - Class I                                                      2,792           66,488
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $449,938)                                          $    442,535
----------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
BNP Paribas Financial, 4.03%, due 11/01/05, at Amortized Cost<         $      3,000     $      3,000
----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $452,938)                                           $    445,535
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 1.0%                                                          4,382
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $    449,917
----------------------------------------------------------------------------------------------------

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 10/31/05          MFS(R) LIFETIME 2040 FUND

Mutual Funds - 98.4%
----------------------------------------------------------------------------------------------------
ISSUER                                                                       SHARES          $ VALUE
----------------------------------------------------------------------------------------------------
MFS International New Discovery Fund - Class I                                1,943     $     45,894
MFS Mid Cap Growth Fund - Class I*                                            7,915           70,764
MFS Mid Cap Value Fund - Class I                                              4,966           70,315
MFS New Discovery Fund - Class I*                                             1,408           23,334
MFS Research Fund - Class I                                                   2,195           46,929
MFS Research International Fund - Class I                                     2,657           45,905
MFS Strategic Growth Fund - Class I*                                          4,857           93,101
MFS Value Fund - Class I                                                      2,946           70,139
----------------------------------------------------------------------------------------------------
Total Mutual Funds (Identified Cost, $473,282)                                          $    466,381
----------------------------------------------------------------------------------------------------

Short-Term Obligation - 0.7%
----------------------------------------------------------------------------------------------------
ISSUER                                                                   PAR AMOUNT          $ VALUE
----------------------------------------------------------------------------------------------------
New Center Asset Trust, 4.02%, due 11/01/05, at Amortized Cost<        $      3,000     $      3,000

----------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $476,282)                                           $    469,381
----------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.9%                                                          4,435
----------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                     $    473,816
----------------------------------------------------------------------------------------------------

PORTFOLIO FOOTNOTES:
* Non-income producing security.
< The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.
                                                                      MFS
                                                                 LIFETIME          MFS            MFS            MFS            MFS
                                                               RETIREMENT     LIFETIME       LIFETIME       LIFETIME       LIFETIME
AT 10/31/05                                                   INCOME FUND    2010 FUND      2020 FUND      2030 FUND      2040 FUND
ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $591,917, $472,352,
$606,546, $452,938 and $476,282, respectively)                   $587,938     $468,397       $601,083       $445,535       $469,381
Cash                                                                  620          956            801            798            850
Receivable for investments sold                                       370          345            381            340            343
Receivable for fund shares sold                                    67,000           --             --             --             --
Dividends receivable                                                1,697        1,016            484             --             --
Receivable from investment adviser                                 33,483       25,986         25,986         25,988         25,987
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                     $691,108     $496,700       $628,735       $472,661       $496,561
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------
Distributions payable                                                 $65          $--            $--            $--            $--
Payable for investments purchased                                  68,530          905         17,000             --             --
Payable to affiliates
  Shareholder servicing costs                                       3,141        3,140          3,140          3,141          3,141
  Distribution and service fees                                        26           25             33             24             26
  Administrative services fee                                           1            1              1              1             --
  Retirement plan administration and services fees                      5            5              5              5              5
Accrued expenses and other liabilities                             19,573       19,573         19,573         19,573         19,573
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                 $91,341      $23,649        $39,752        $22,744        $22,745
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $599,767     $473,051       $588,983       $449,917       $473,816
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $603,874     $476,042       $594,028       $457,483       $480,825
Unrealized appreciation (depreciation) on investments              (3,979)      (3,955)        (5,463)        (7,403)        (6,901)
Accumulated net realized gain (loss) on investments                  (128)         (30)           (21)           (96)           (91)
Undistributed (accumulated) net investment income (loss)               --          994            439            (67)           (17)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                       $599,767     $473,051       $588,983       $449,917       $473,816
-----------------------------------------------------------------------------------------------------------------------------------

Net assets
  Class A                                                        $134,850      $74,872        $60,417        $49,597        $68,888
  Class B                                                         116,723       49,757        181,636         53,219         57,806
  Class C                                                          49,723       49,755         49,542         49,567         49,570
  Class I                                                          49,766       49,801         49,586         49,611         49,614
  Class R1                                                         49,718       49,751         49,538         49,562         49,565
  Class R2                                                         49,734       49,766         49,554         49,578         49,580
  Class R3                                                         49,739       49,771         49,558         49,582         49,586
  Class R4                                                         49,750       49,782         49,569         49,594         49,597
  Class R5                                                         49,764       49,796         49,583         49,607         49,610
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $599,767     $473,051       $588,983       $449,917       $473,816
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities (unaudited) - continued

                                                                      MFS
                                                                 LIFETIME          MFS            MFS            MFS            MFS
                                                               RETIREMENT     LIFETIME       LIFETIME       LIFETIME       LIFETIME
                                                              INCOME FUND    2010 FUND      2020 FUND      2030 FUND      2040 FUND

Shares of beneficial interest outstanding
  Class A                                                          13,595        7,520          6,094          5,000          6,944
  Class B                                                          11,768        5,000         18,336          5,369          5,831
  Class C                                                           5,014        5,000          5,000          5,000          5,000
  Class I                                                           5,019        5,000          5,000          5,000          5,000
  Class R1                                                          5,014        5,000          5,000          5,000          5,000
  Class R2                                                          5,015        5,000          5,000          5,000          5,000
  Class R3                                                          5,016        5,000          5,000          5,000          5,000
  Class R4                                                          5,017        5,000          5,000          5,000          5,000
  Class R5                                                          5,018        5,000          5,000          5,000          5,000
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                    60,476       47,520         59,430         45,369         47,775
-----------------------------------------------------------------------------------------------------------------------------------
Class A shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.96          $9.91          $9.92          $9.92
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/94.25Xnet asset value per share)     $10.53       $10.57         $10.51         $10.53         $10.53
-----------------------------------------------------------------------------------------------------------------------------------
Class B shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.95          $9.91          $9.91          $9.91
-----------------------------------------------------------------------------------------------------------------------------------
Class C shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.95          $9.91          $9.91          $9.91
-----------------------------------------------------------------------------------------------------------------------------------
Class I shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.96          $9.92          $9.92          $9.92
-----------------------------------------------------------------------------------------------------------------------------------
Class R1 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.95          $9.91          $9.91          $9.91
-----------------------------------------------------------------------------------------------------------------------------------
Class R2 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.95          $9.91          $9.92          $9.92
-----------------------------------------------------------------------------------------------------------------------------------
Class R3 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.95          $9.91          $9.92          $9.92
-----------------------------------------------------------------------------------------------------------------------------------
Class R4 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.96          $9.91          $9.92          $9.92
-----------------------------------------------------------------------------------------------------------------------------------
Class R5 shares
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, offering price, and redemption price per share
(net assets/shares of beneficial interest outstanding)              $9.92        $9.96          $9.92          $9.92          $9.92
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF OPERATIONS (unaudited)

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.

                                                                      MFS
                                                                 LIFETIME          MFS            MFS          MFS            MFS
                                                               RETIREMENT     LIFETIME       LIFETIME     LIFETIME       LIFETIME
FOR THE PERIOD ENDED 10/31/05*                                INCOME FUND    2010 FUND      2020 FUND    2030 FUND      2040 FUND

NET INVESTMENT INCOME (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Income
  Dividends                                                        $1,701         $1,020           $484           $1            $--
  Interest                                                            274            261            273          213            268
-----------------------------------------------------------------------------------------------------------------------------------
Total investment income                                            $1,975         $1,281           $757         $214           $268
-----------------------------------------------------------------------------------------------------------------------------------
Expenses
  Distribution and service fees                                      $213           $201           $232         $195           $200
  Shareholder servicing costs                                       6,956          6,956          6,956        6,956          6,956
  Administrative services fee                                           4              4              4            4              3
  Retirement plan administration and services fees                     61             61             60           60             60
  Custodian fee                                                     4,987          4,987          4,987        4,987          4,987
  Printing                                                          3,390          3,390          3,390        3,390          3,390
  Postage                                                             545            545            545          545            545
  Auditing fees                                                     2,596          2,596          2,596        2,596          2,596
  Legal fees                                                          312            312            312          312            312
  Registration fees                                                 3,739          3,738          3,739        3,739          3,739
  Miscellaneous                                                       342            342            342          342            342
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                    $23,145        $23,132        $23,163      $23,126        $23,130
-----------------------------------------------------------------------------------------------------------------------------------
  Reduction of expenses by investment adviser                     (22,842)       (22,845)       (22,845)     (22,845)       (22,845)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $303           $287           $318         $281            285
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       $1,672           $994           $439         $(67)          $(17)
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
-----------------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $(128)          $(30)          $(21)        $(96)          $(91)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) on investments   $(3,979)       $(3,955)       $(5,463)     $(7,403)       $(6,901)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments            $(4,107)       $(3,985)       $(5,484)     $(7,499)       $(6,992)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $(2,435)       $(2,991)       $(5,045)     $(7,566)       $(7,009)
-----------------------------------------------------------------------------------------------------------------------------------

* For the period from the commencement of the funds' investment operations, September 29, 2005, through October 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      STATEMENTS OF CHANGES IN NET ASSETS (unaudited)

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                      MFS
                                                                 LIFETIME          MFS          MFS          MFS            MFS
                                                               RETIREMENT     LIFETIME     LIFETIME     LIFETIME       LIFETIME
PERIOD ENDED 10/31/05*                                        INCOME FUND    2010 FUND    2020 FUND    2030 FUND      2040 FUND

CHANGE IN NET ASSETS

OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                       $1,672           $994         $439           $(67)          $(17)
Net realized gain (loss) on investments                              (128)           (30)         (21)           (96)           (91)
Net unrealized gain (loss) on investments                          (3,979)        (3,955)      (5,463)        (7,403)        (6,901)
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                              $(2,435)       $(2,991)     $(5,045)       $(7,566)       $(7,009)
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------------
From net investment income

  Class A                                                           $(355)           $--          $--            $--            $--
  Class B                                                            (148)            --           --             --             --
  Class C                                                            (148)            --           --             --             --
  Class I                                                            (191)            --           --             --             --
  Class R1                                                           (144)            --           --             --             --
  Class R2                                                           (159)            --           --             --             --
  Class R3                                                           (164)            --           --             --             --
  Class R4                                                           (175)            --           --             --             --
  Class R5                                                           (188)            --           --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(1,672)           $--          $--            $--            $--
-----------------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                $603,874       $476,042     $594,028       $457,483       $480,825
-----------------------------------------------------------------------------------------------------------------------------------
Total change in net assets                                       $599,767       $473,051     $588,983       $449,917       $473,816
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                 $599,767       $473,051     $588,983       $449,917       $473,816
-----------------------------------------------------------------------------------------------------------------------------------
Undistributed (accumulated) net investment income (loss)
included in net assets at end of period                               $--           $994         $439           $(67)          $(17)
-----------------------------------------------------------------------------------------------------------------------------------

* For the period from the commencement of the funds' investment operations, September 29, 2005, through October 31, 2005.

SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME RETIREMENT INCOME FUND

The financial highlights table is intended to help you understand each fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income#                                                           $0.05         $0.02         $0.03         $0.04
Net realized and unrealized gain (loss) on investments                           (0.10)        (0.07)        (0.08)        (0.08)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $(0.05)       $(0.05)       $(0.05)       $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                                      $(0.03)       $(0.03)       $(0.03)       $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $9.92         $9.92         $9.92         $9.92
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                              (0.46)++(+)   (0.52)++(+)   (0.52)++(+)   (0.43)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                              50.60+        51.25+        51.25+        50.25+
Expenses after expense reductions@                                                0.45+         1.10+         1.10+         0.10+
Net investment income                                                             3.76+         3.17+         3.30+         4.26+
Portfolio turnover                                                                   3             3             3             3
Net assets at end of period (000 Omitted)                                         $135          $117           $50           $50
---------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income#                                             $0.03         $0.03         $0.03         $0.03         $0.04
Net realized and unrealized gain (loss) on investments             (0.08)        (0.08)        (0.08)        (0.08)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $(0.05)       $(0.05)       $(0.05)       $(0.05)       $(0.05)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------------------------------
From net investment income                                        $(0.03)       $(0.03)       $(0.03)       $(0.03)       $(0.03)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $9.92         $9.92         $9.92         $9.92         $9.92
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                (0.53)++      (0.50)++      (0.49)++      (0.46)++      (0.44)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                51.45+        51.15+        51.00+        50.65+        50.35+
Expenses after expense reductions@                                  1.20+         0.85+         0.75+         0.50+         0.20+
Net investment income                                               3.21+         3.55+         3.66+         3.90+         4.19+
Portfolio turnover                                                     3             3             3             3             3
Net assets at end of period (000 Omitted)                            $50           $50           $50           $50           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2010 FUND

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income#                                                           $0.03         $0.02         $0.02         $0.03
Net realized and unrealized gain (loss) on investments                           (0.07)        (0.07)        (0.07)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $(0.04)       $(0.05)       $(0.05)       $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $9.96         $9.95         $9.95         $9.96
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                              (0.40)++(+)   (0.50)++(+)   (0.50)++(+)   (0.40)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                              55.07+        55.72+        55.72+        54.72+
Expenses after expense reductions@                                                0.45+         1.10+         1.10+         0.10+
Net investment income                                                             2.51+         1.99+         1.99+         2.99+
Portfolio turnover                                                                   1             1             1             1
Net assets at end of period (000 Omitted)                                          $75           $50           $50           $50
---------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income#                                             $0.02         $0.02         $0.02         $0.02         $0.03
Net realized and unrealized gain (loss) on investments             (0.07)        (0.07)        (0.07)        (0.06)        (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $(0.05)       $(0.05)       $(0.05)       $(0.04)       $(0.04)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $9.95         $9.95         $9.95         $9.96         $9.96
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                (0.50)++      (0.50)++      (0.50)++      (0.40)++      (0.40)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                55.92+        55.62+        55.47+        55.12+        54.82+
Expenses after expense reductions@                                  1.20+         0.85+         0.75+         0.50+         0.20+
Net investment income                                               1.87+         2.23+         2.32+         2.59+         2.88+
Portfolio turnover                                                     1             1             1             1             1
Net assets at end of period (000 Omitted)                            $50           $50           $50           $50           $50
---------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2020 FUND

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                               CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                            $10.00        $10.00        $10.00        $10.00
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income#                                                           $0.01         $0.00+++      $0.01         $0.01
Net realized and unrealized gain (loss) on investments                           (0.10)        (0.09)        (0.10)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                $(0.09)       $(0.09)       $(0.09)       $(0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                   $9.91         $9.91         $9.91         $9.92
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                              (0.90)++(+)   (0.90)++(+)   (0.90)++(+)   (0.80)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                              51.52+        52.17+        52.17+        51.17+
Expenses after expense reductions@                                                0.45+         1.10+         1.10+         0.10+
Net investment income                                                             1.19+         0.54+         0.63+         1.62+
Portfolio turnover                                                                   0(S)          0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                                          $60          $182           $50           $50
---------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                              $10.00        $10.00        $10.00        $10.00        $10.00
---------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------
Net investment income#                                             $0.00+++      $0.01         $0.01         $0.01         $0.01
Net realized and unrealized gain (loss) on investments             (0.09)        (0.10)        (0.10)        (0.10)        (0.09)
---------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                  $(0.09)       $(0.09)       $(0.09)       $(0.09)       $(0.08)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $9.91         $9.91         $9.91         $9.91         $9.92
---------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                (0.90)++      (0.90)++      (0.90)++      (0.90)++      (0.80)++
---------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                52.37+        52.07+        51.92+        51.57+        51.27+
Expenses after expense reductions@                                  1.20+         0.85+         0.75+         0.50+         0.20+
Net investment income                                               0.54+         0.90+         0.99+         1.24+         1.55+
Portfolio turnover                                                     0(S)          0(S)          0(S)          0(S)          0(S)
Net assets at end of period (000 Omitted)                            $50           $50           $50           $50           $50
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2030 FUND

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                              CLASS A       CLASS B       CLASS C       CLASS I

Net asset value, beginning of period                                           $10.00        $10.00        $10.00        $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)#                                                   $0.00+++     $(0.01)       $(0.01)        $0.00+++
Net realized and unrealized gain (loss) on investments                          (0.08)        (0.08)        (0.08)        (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               $(0.08)       $(0.09)       $(0.09)       $(0.08)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $9.92         $9.91         $9.91         $9.92
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                             (0.80)++(+)   (0.90)++(+)   (0.90)++(+)   (0.80)++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                             57.32+        57.97+        57.97+        56.97+
Expenses after expense reductions@                                               0.45+         1.10+         1.10+         0.10+
Net investment income (loss)                                                     0.07+        (0.58)+       (0.56)+        0.41+
Portfolio turnover                                                                  1             1             1             1
Net assets at end of period (000 Omitted)                                         $50           $53           $50           $50
----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                               CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                             $10.00        $10.00        $10.00        $10.00        $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)#                                    $(0.01)       $(0.00)+++    $(0.00)+++     $0.00+++      $0.00+++
Net realized and unrealized gain (loss) on investments            (0.08)        (0.08)        (0.08)        (0.08)        (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.09)       $(0.08)       $(0.08)       $(0.08)       $(0.08)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.91         $9.92         $9.92         $9.92         $9.92
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                               (0.90)++      (0.80)++      (0.80)++      (0.80)++      (0.80)++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                               58.17+        57.87+        57.72+        57.37+        57.07+
Expenses after expense reductions@                                 1.20+         0.85+         0.75+         0.50+         0.20+
Net investment income (loss)                                      (0.68)+       (0.32)+       (0.20)+        0.05+         0.34+
Portfolio turnover                                                    1             1             1             1             1
Net assets at end of period (000 Omitted)                           $50           $50           $50           $50           $50
----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS      FINANCIAL HIGHLIGHTS, MFS(R) LIFETIME 2040 FUND

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                                              CLASS A       CLASS B       CLASS C       CLASS I
Net asset value, beginning of period                                           $10.00        $10.00        $10.00        $10.00
----------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)#                                                   $0.00+++     $(0.00)+++    $(0.00)+++     $0.00+++
Net realized and unrealized gain (loss) on investments                          (0.08)        (0.09)        (0.09)        (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                               $(0.08)       $(0.09)       $(0.09)       $(0.08)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $9.92         $9.91         $9.91         $9.92
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                                             (0.80)++(+)   (0.90)++(+)   (0.90)++(+)   (0.80)++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                                             56.08+        56.73+        56.73+        55.73+
Expenses after expense reductions@                                               0.45+         1.10+         1.10+         0.10+
Net investment income (loss)                                                     0.13+        (0.47)+       (0.43)+        0.54+
Portfolio turnover                                                                  1             1             1             1
Net assets at end of period (000 Omitted)                                         $69           $58           $50           $50
----------------------------------------------------------------------------------------------------------------------------------

PERIOD ENDED 10/31/05* (UNAUDITED)
                                                               CLASS R1      CLASS R2      CLASS R3      CLASS R4      CLASS R5
Net asset value, beginning of period                             $10.00        $10.00        $10.00        $10.00        $10.00
----------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)#                                    $(0.00)+++    $(0.00)+++    $(0.00)+++     $0.00+++      $0.00+++
Net realized and unrealized gain (loss) on investments            (0.09)        (0.08)        (0.08)        (0.08)        (0.08)
----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                 $(0.09)       $(0.08)       $(0.08)       $(0.08)       $(0.08)
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $9.91         $9.92         $9.92         $9.92         $9.92
----------------------------------------------------------------------------------------------------------------------------------
Total return (%)***                                               (0.90)++      (0.80)++      (0.80)++      (0.80)++      (0.80)++
----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions@                               56.93+        56.63+        56.48+        56.13+        55.83+
Expenses after expense reductions@                                 1.20+         0.85+         0.75+         0.50+         0.20+
Net investment income (loss)                                      (0.54)+       (0.20)+       (0.07)+        0.18+         0.47+
Portfolio turnover                                                    1             1             1             1             1
Net assets at end of period (000 Omitted)                           $50           $50           $50           $50           $50
----------------------------------------------------------------------------------------------------------------------------------

  * For the period from the commencement of the fund's investment operations, September 29, 2005, through October 31, 2005.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
  @ In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expense and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred directly by the fund will vary.
*** Certain expenses have  been reduced without which performance would have  been lower.
(+) Total returns do not include any applicable sales charges.
(S) Portfolio turnover is less than 1%.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Each fund is a "fund of funds", which invests the majority of its assets in other MFS equity, fixed income, international and money market mutual funds (underlying funds), which in turn may engage in a number of investment techniques and practices, which involve certain risks. Each underlying fund's accounting policies are outlined in the underlying fund's financial statements and are available upon request.

Investment Valuations - Investments in the underlying funds are valued at the net asset value per share of each underlying fund as of the close of the regular trading on the New York Stock Exchange. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. For the period ended October 31, 2005, none of the funds received a reduction according to this agreement.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains.

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of each fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - Each fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. MFS receives no compensation under this agreement.

The investment adviser has contractually agreed to pay a portion of each fund's operating expenses, exclusive of distribution and service, retirement plan administration and services, and certain other fees and expenses, such that each fund's operating expenses do not exceed 0.10% annually of each fund's average daily net assets. For the period ended October 31, 2005, this reduction amounted to $22,826, $22,829, $22,829, $22,830, and $22,829 for MFS Lifetime
Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, respectively.

In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which a fund invests.

Distributor - The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that the fund will pay MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                                            CLASS A
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund         0.10%           0.25%           0.35%           0.35%            $29            $33
MFS Lifetime 2010 Fund                      0.10%           0.25%           0.35%           0.35%             18             21
MFS Lifetime 2020 Fund                      0.10%           0.25%           0.35%           0.35%             16             20
MFS Lifetime 2030 Fund                      0.10%           0.25%           0.35%           0.35%             14             16
MFS Lifetime 2040 Fund                      0.10%           0.25%           0.35%           0.35%             16             18

                                                                                 CLASS B
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund         0.75%           0.25%           1.00%           1.00%            $40            $45
MFS Lifetime 2010 Fund                      0.75%           0.25%           1.00%           1.00%             39             45
MFS Lifetime 2020 Fund                      0.75%           0.25%           1.00%           1.00%             65             78
MFS Lifetime 2030 Fund                      0.75%           0.25%           1.00%           1.00%             41             46
MFS Lifetime 2040 Fund                      0.75%           0.25%           1.00%           1.00%             41             47

                                                                                 CLASS C
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund         0.75%           0.25%           1.00%           1.00%            $40            $45
MFS Lifetime 2010 Fund                      0.75%           0.25%           1.00%           1.00%             39             45
MFS Lifetime 2020 Fund                      0.75%           0.25%           1.00%           1.00%             39             45
MFS Lifetime 2030 Fund                      0.75%           0.25%           1.00%           1.00%             39             45
MFS Lifetime 2040 Fund                      0.75%           0.25%           1.00%           1.00%             39             45

                                                                                 CLASS R1
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund         0.50%           0.25%           0.75%           0.75%            $30            $34
MFS Lifetime 2010 Fund                      0.50%           0.25%           0.75%           0.75%             30             34
MFS Lifetime 2020 Fund                      0.50%           0.25%           0.75%           0.75%             29             33
MFS Lifetime 2030 Fund                      0.50%           0.25%           0.75%           0.75%             30             33
MFS Lifetime 2040 Fund                      0.50%           0.25%           0.75%           0.75%             30             34

                                                                                 CLASS R2
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund         0.25%           0.25%           0.50%           0.50%            $20            $23
MFS Lifetime 2010 Fund                      0.25%           0.25%           0.50%           0.50%             20             23
MFS Lifetime 2020 Fund                      0.25%           0.25%           0.50%           0.50%             20             23
MFS Lifetime 2030 Fund                      0.25%           0.25%           0.50%           0.50%             20             22
MFS Lifetime 2040 Fund                      0.25%           0.25%           0.50%           0.50%             20             23

                                                                                 CLASS R3
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund         0.25%           0.25%           0.50%           0.50%            $20            $22
MFS Lifetime 2010 Fund                      0.25%           0.25%           0.50%           0.50%             20             22
MFS Lifetime 2020 Fund                      0.25%           0.25%           0.50%           0.50%             20             22
MFS Lifetime 2030 Fund                      0.25%           0.25%           0.50%           0.50%             20             22
MFS Lifetime 2040 Fund                      0.25%           0.25%           0.50%           0.50%             20             22

                                                                                 CLASS R4
                                       --------------------------------------------------------------------------------------------
                                                                            TOTAL           ANNUAL       SERVICE FEE   DISTRIBUTION
                                       DISTRIBUTION       SERVICE        DISTRIBUTION     EFFECTIVE      RETAINED BY   AND SERVICE
                                         FEE RATE         FEE RATE         PLAN(1)         RATE(2)          MFD(3)          FEE
MFS Lifetime Retirement Income Fund            --           0.25%           0.25%           0.25%            $10            $11
MFS Lifetime 2010 Fund                         --           0.25%           0.25%           0.25%             10             11
MFS Lifetime 2020 Fund                         --           0.25%           0.25%           0.25%             10             11
MFS Lifetime 2030 Fund                         --           0.25%           0.25%           0.25%             10             11
MFS Lifetime 2040 Fund                         --           0.25%           0.25%           0.25%             10             11

                                       TOTAL DISTRIBUTION
                                             AND
                                         SERVICE FEES
MFS Lifetime Retirement Income Fund          $213
MFS Lifetime 2010 Fund                       $201
MFS Lifetime 2020 Fund                       $232
MFS Lifetime 2030 Fund                       $195
MFS Lifetime 2040 Fund                       $200

(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(2) The annual effective rates represent actual fees incurred under the distribution plan for the period ended October 31, 2005 based on each class' average daily net assets.

(3) For the period ended October 31, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retains any contingent deferred sales charges. There were no contingent deferred sales charges imposed during the period ended October 31, 2005. In addition the Class A shares of the funds are subject to an initial sales charge, however for the period ended October 31, 2005, there were no initial sales charge incurred.

Shareholder Servicing Agent - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the period ended October
31, 2005, these costs amounted to:

         MFS LIFETIME
           RETIREMENT          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME
          INCOME FUND             2010 FUND             2020 FUND             2030 FUND             2040 FUND
               $3,141                $3,141                $3,141                $3,141                $3,141

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the
Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Each fund's annual fixed amount is $10,000.

The administrative services fee incurred for the period ended October 31, 2005 was equivalent to an annual effective rate of each fund's average daily net assets as follows:

         MFS LIFETIME
           RETIREMENT          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME
          INCOME FUND             2010 FUND             2020 FUND             2030 FUND             2040 FUND

              0.0092%               0.0092%               0.0092%               0.0092%               0.0082%

In addition to the administrative services provided by MFS to each fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain Class R shares. These services include various administrative, recordkeeping, and communication/ educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. For the period ended
October 31, 2005, each fund paid an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                                                   CLASS R1
                                                       ----------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                           EFFECTIVE           TOTAL            RETAINED
                                                          FEE RATE          RATE(1)            AMOUNT            BY MFS
MFS Lifetime Retirement Income Fund                        0.45%             0.35%              $20               $18
MFS Lifetime 2010 Fund                                     0.45%             0.35%               20                18
MFS Lifetime 2020 Fund                                     0.45%             0.35%               20                18
MFS Lifetime 2030 Fund                                     0.45%             0.35%               20                18
MFS Lifetime 2040 Fund                                     0.45%             0.35%               20                18

                                                                                   CLASS R2
                                                       ----------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                           EFFECTIVE           TOTAL            RETAINED
                                                          FEE RATE          RATE(1)            AMOUNT            BY MFS
MFS Lifetime Retirement Income Fund                        0.40%             0.25%              $18               $16
MFS Lifetime 2010 Fund                                     0.40%             0.25%               18                16
MFS Lifetime 2020 Fund                                     0.40%             0.25%               18                16
MFS Lifetime 2030 Fund                                     0.40%             0.25%               18                16
MFS Lifetime 2040 Fund                                     0.40%             0.25%               18                16

                                                                                   CLASS R3
                                                       ----------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                           EFFECTIVE           TOTAL            RETAINED
                                                          FEE RATE          RATE(1)            AMOUNT            BY MFS
MFS Lifetime Retirement Income Fund                        0.25%             0.15%              $11               $10
MFS Lifetime 2010 Fund                                     0.25%             0.15%               11                10
MFS Lifetime 2020 Fund                                     0.25%             0.15%               11                10
MFS Lifetime 2030 Fund                                     0.25%             0.15%               11                10
MFS Lifetime 2040 Fund                                     0.25%             0.15%               11                10

                                                                                   CLASS R4
                                                       ----------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                           EFFECTIVE           TOTAL            RETAINED
                                                          FEE RATE          RATE(1)            AMOUNT            BY MFS
MFS Lifetime Retirement Income Fund                        0.15%             0.15%               $7                $6
MFS Lifetime 2010 Fund                                     0.15%             0.15%                7                 6
MFS Lifetime 2020 Fund                                     0.15%             0.15%                7                 6
MFS Lifetime 2030 Fund                                     0.15%             0.15%                7                 6
MFS Lifetime 2040 Fund                                     0.15%             0.15%                7                 6

                                                                                   CLASS R5
                                                       ----------------------------------------------------------------
                                                                                                                 AMOUNT
                                                                           EFFECTIVE           TOTAL            RETAINED
                                                          FEE RATE          RATE(1)            AMOUNT            BY MFS
MFS Lifetime Retirement Income Fund                        0.10%             0.10%               $5                $4
MFS Lifetime 2010 Fund                                     0.10%             0.10%                5                 4
MFS Lifetime 2020 Fund                                     0.10%             0.10%                4                 4
MFS Lifetime 2030 Fund                                     0.10%             0.10%                4                 4
MFS Lifetime 2040 Fund                                     0.10%             0.10%                4                 4

                                                    TOTAL RETIREMENT
                                                          PLAN
                                                     ADMINISTRATION       TOTAL AMOUNT
                                                    AND SERVICES FEE    RETAINED BY MFS
MFS Lifetime Retirement Income Fund                        $61               $54
MFS Lifetime 2010 Fund                                      61                54
MFS Lifetime 2020 Fund                                      60                54
MFS Lifetime 2030 Fund                                      60                54
MFS Lifetime 2040 Fund                                      60                54

(1) MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to
    0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. For the period ended October
    31, 2005, this waiver amounted to $16, $16, $16, $15, and $16 for MFS Lifetime Retirement Income Fund, MFS Lifetime
    2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, and MFS Lifetime 2040 Fund, respectively, and is reflected as a reduction of total expenses in the Statement of Operations. This agreement will continue until
    September 30, 2007.

Trustees' and Officers' Compensation - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC. The Independent Trustees currently are not receiving any payments for their services to the funds.

Other - Each fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent
Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC.
MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the
ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the period ended October 31, 2005, the fees paid to Tarantino and subsequently reimbursed by MFS amounted to less than $1 for each fund.

(4) PORTFOLIO SECURITIES

Purchases and sales of shares of funds within the MFS Family of Funds were as follows:

                                 MFS LIFETIME
                                   RETIREMENT        MFS LIFETIME          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME
                                   NCOME FUND           2010 FUND             2020 FUND             2030 FUND             2040 FUND
Purchases                            $603,534            $475,910              $588,067              $453,558             $476,781
----------------------------------------------------------------------------------------------------------------------------------
Sales                                 $13,489              $3,528                  $500                $3,524               $3,408
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                 MFS LIFETIME
                                   RETIREMENT         MFS LIFETIME          MFS LIFETIME          MFS LIFETIME          MFS LIFETIME
                                   NCOME FUND            2010 FUND             2020 FUND             2030 FUND             2040 FUND
Aggregate cost                      $591,917             $472,352              $606,546              $452,938             $476,282
----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation            $--                  $19                  $263                    $7                 $104

Gross unrealized depreciation         (3,979)              (3,974)               (5,726)               (7,410)              (7,005)
----------------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation          $(3,979)             $(3,955)              $(5,463)              $(7,403)             $(6,901)

(5) SHARES OF BENEFICIAL INTEREST

Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in each fund's shares were as follows:

                                          MFS LIFETIME
                                          RETIREMENT         MFS LIFETIME       MFS LIFETIME      MFS LIFETIME      MFS LIFETIME
                                          INCOME FUND          2010 FUND          2020 FUND         2030 FUND         2040 FUND

                                          Period ended        Period ended       Period ended      Period ended      Period ended
                                           10/31/05*           10/31/05*          10/31/05*         10/31/05*         10/31/05*
                                       SHARE S    AMOUNT    SHARES    AMOUNT    SHARES   AMOUNT   SHARES   AMOUNT   SHARES   AMOUNT
CLASS A SHARES

Shares sold                             13,560   $135,029    7,520    $75,115   6,094   $61,172   5,000   $50,438   6,944   $69,337
Shares issued to shareholders in
reinvestment of distributions               35        347       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                              13,595   $135,376    7,520    $75,115   6,094   $61,172   5,000   $50,438   6,944   $69,337

CLASS B SHARES

Shares sold                             11,754   $117,029    5,000    $50,117  18,336  $180,603   5,369   $53,993   5,831   $58,436
Shares issued to shareholders in
reinvestment of distributions               14        141       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                              11,768   $117,170    5,000    $50,117  18,336  $180,603   5,369   $53,993   5,831   $58,436

CLASS C SHARES

Shares sold                              5,000    $50,030    5,000    $50,115   5,000   $50,321   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               14        141       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,014    $50,171    5,000    $50,115   5,000   $50,321   5,000   $50,436   5,000   $50,436

CLASS I SHARES

Shares sold                              5,000    $50,030    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               19        184       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,019    $50,214    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436

CLASS R1 SHARES

Shares sold                              5,000    $50,030    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               14        136       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,014    $50,166    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436

CLASS R2 SHARES

Shares sold                              5,000    $50,030    5,000    $50,115   5,000   $50,322   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               15        152       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,015    $50,182    5,000    $50,115   5,000   $50,322   5,000   $50,436   5,000   $50,436

CLASS R3 SHARES

Shares sold                              5,000    $50,030    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               16        156       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,016    $50,186    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436

CLASS R4 SHARES

Shares sold                              5,000    $50,030    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               17        168       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,017    $50,198    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436

CLASS R5 SHARES

Shares sold                              5,000    $50,030    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436
Shares issued to shareholders in
reinvestment of distributions               18        181       --         --      --        --      --        --      --        --
-----------------------------------------------------------------------------------------------------------------------------------
Net change                               5,018    $50,211    5,000    $50,116   5,000   $50,322   5,000   $50,436   5,000   $50,436

* For the period from the commencement of the fund's investment operations, September 29, 2005, through October 31, 2005.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

MFS LIFETIME RETIREMENT INCOME FUND
MFS LIFETIME 2010 FUND
MFS LIFETIME 2020 FUND
MFS LIFETIME 2030 FUND
MFS LIFETIME 2040 FUND

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, initially approve the Funds' investment advisory agreement with MFS and, beginning two years after the investment advisory agreement's execution, annually approve the continuation of the Funds' investment advisory agreement with MFS. In July 2005, the Board met to consider the initial approval of the Funds' investment advisory agreement ("initial review meeting"). In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July 2005 (together with the initial review meeting, the "contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the initial approval of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Funds was considered separately, although the Trustees also took into account the common interests of the MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services to be performed by MFS under the investment advisory agreement and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the MFS Funds in which the Funds invest (the "Underlying Funds") for various time periods ending December 31, 2004, (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS ("peer funds"), (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" will be observed for the Funds,
(v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS,
(vii) descriptions of various functions performed by MFS for the MFS Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the initial approval of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.

Because the Funds are newly organized and had not begun investment operations at the time of the initial review meeting, the Trustees were unable to review their investment performance but did consider the Underlying Funds' performance based on information provided by Lipper Inc.

In assessing the reasonableness of the Funds' advisory fees, the Trustees considered, among other information, the Funds' advisory fees and the total expense ratios of the Funds' Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS will not charge an advisory fee for providing investment advisory services to the Funds, but that the Funds will pay their pro rata share of the advisory fees charged by the Underlying Funds, and whether the Funds will be subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Funds' estimated total expense ratios were each approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services to be provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether the Funds are likely to benefit from any economies of scale in the management of the Funds in the event of growth in assets of the Funds. They noted that the Funds will not bear an advisory fee and therefore no breakpoint is necessary.

The Trustees did not consider MFS' costs and profits with respect to the Fund because the Fund has no operating history. The Trustees considered information prepared by MFS relating to MFS' costs and profits with respect to the MFS Funds considered as a group and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees to be charged to the Funds as a result of their investments in the Underlying Funds represent reasonable compensation in light of the nature and quality of the services to be provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services to be provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' or the Underlying Funds' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non- advisory services to be provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Underlying Funds' portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Funds' investment advisory agreement with MFS should be approved for an initial two-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the Fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec. gov.

Information regarding how MFS voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov. Because each fund commenced investment operations after June 30, 2005, this information is not available for these funds.

QUARTERLY PORTFOLIO DISCLOSURE

Each fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Each fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http:// www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                                  LTF-SEM-12/05

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST XII
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 22, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 22, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 22, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.